COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Other Commitments [Line Items]
Monthly Revenues	$ 5,597,487	$ 3,055,776
Revenue 1 [Member]
Other Commitments [Line Items]
Monthly Revenues	1,000.00
Base Salary Increase	130,000
Revenue 2 [Member]
Other Commitments [Line Items]
Monthly Revenues	1,500
Base Salary Increase	200,000
Revenue 3 [Member]
Other Commitments [Line Items]
Monthly Revenues	2,000.00
Base Salary Increase	275,000
Revenue 4 [Member]
Other Commitments [Line Items]
Monthly Revenues	3,500
Base Salary Increase	630,000
Revenue 5 [Member]
Other Commitments [Line Items]
Monthly Revenues	5,000.00
Base Salary Increase	$ 900,000